CONVERTIBLE DEBENTURES - General Terms (Details)	12 Months Ended
Dec. 31, 2025 D
CONVERTIBLE DEBENTURES
Number of days of volume weighted average price to calculate average price of stock	20
Number of trading days before interest payment date	20
Debt redemption as percentage of conversion price	130.00%